Net Income and Other Comprehensive Income (Loss) - Depreciation and Amortization Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Depreciation And Amortization [Line Items]
Property, plant and equipment	$ 27,461		$ 28,143	$ 29,087
Investment properties	21		21	19
Intangible assets	4,386		3,766	3,379
Amortization of incremental costs of obtaining contracts	1,941	$ 63	0	0
Total depreciation and amortization expenses	33,809		31,930	32,485
Depreciation expenses	27,482	$ 898	28,164	29,106
Amortization expenses	6,327		3,766	3,379
Operating costs [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	25,996		26,402	27,214
Amortization expenses	6,085		3,473	3,042
Operating expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	1,486		1,762	1,892
Marketing expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	113		154	173
General and administrative expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	93		104	126
Research and development expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	$ 36		$ 35	$ 38